Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—99.40%	Value ($)
	Consumer Discretionary—36.66%
844,556	Royal Caribbean Cruises, Ltd.(a)	109,361,556
1,832,648	Adtalem Global Education, Inc.(a)	108,034,600
1,565,847	Boyd Gaming Corporation	98,037,681
6,571,255	Paramount Global	97,188,861
13,921,537	Leslie’s, Inc.(a)(b)	96,197,821
2,950,933	Madison Square Garden Entertainment Corporation(a)	93,810,160
4,555,710	Mattel, Inc.(a)	86,011,805
2,469,620	Sphere Entertainment Company(a)	83,868,295
2,454,623	Interpublic Group of Companies, Inc.	80,118,895
2,070,821	Gentex Corporation	67,633,014
306,553	Madison Square Garden Sports Corporation(a)	55,740,532
1,383,204	Manchester United plc(a)	28,189,697
		1,004,192,917
	Consumer Staples—1.11%
240,253	J.M. Smucker Company	30,363,174
	Energy—1.89%
2,928,175	Core Laboratories, Inc.(b)	51,711,570
	Financials—19.94%
1,237,944	Northern Trust Corporation	104,457,715
608,097	Affiliated Managers Group, Inc.	92,078,048
2,165,817	Carlyle Group, Inc.	88,127,094
2,176,682	Lazard, Ltd., Class A	75,748,534
1,030,872	First American Financial Corporation	66,429,392
1,903,797	Janus Henderson Group plc	57,399,479
504,588	BOK Financial Corporation	43,217,962
2,070,647	GCM Grosvenor, Inc.	18,552,997
		546,011,221
	Health Care—8.44%
339,838	Charles River Laboratories International, Inc.(a)	80,337,703
1,072,898	Prestige Consumer Healthcare, Inc.(a)	65,682,816
2,446,304	Envista Holdings Corporation(a)	58,858,074
115,375	Laboratory Corporation of America Holdings	26,223,584
		231,102,177
	Industrials—24.31%
1,109,302	Mohawk Industries, Inc.(a)	114,812,757
329,435	Zebra Technologies Corporation(a)	90,044,469
641,935	Generac Holdings, Inc.(a)	82,963,679
11,633,309	ADT, Inc.	79,339,167
3,654,896	Resideo Technologies, Inc.(a)	68,785,143
1,815,278	Axalta Coating Systems, Ltd.(a)	61,664,994
2,334,730	Kennametal, Inc.	60,212,687
725,475	Masco Corporation	48,592,315
191,236	Simpson Manufacturing Company, Inc.	37,860,903
74,222	Snap-on, Inc.	21,438,282
		665,714,396
	Real Estate—3.99%
579,426	Jones Lang LaSalle, Inc.(a)	109,436,189
	Utilities—3.06%
1,690,886	Stericycle, Inc.(a)	83,800,310
	Total Common Stocks (Cost $2,082,095,829)	2,722,331,954

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—0.81%	Value ($)
22,102,777	Northern Institutional Treasury Portfolio, 5.22%(c)	22,102,777
	Total Short-Term Investments (Cost $22,102,777)	22,102,777

	Total Investments—100.21% (Cost $2,104,198,606)	2,744,434,731
	Other Assets less Liabilities—(0.21)%	(5,682,879)
	Net Assets—100.00%	2,738,751,852
Ariel Appreciation Fund

Number of Shares	Common Stocks—98.74%	Value ($)
	Consumer Discretionary—24.75%
1,800,445	Mattel, Inc.(a)	33,992,402
975,781	Interpublic Group of Companies, Inc.	31,849,492
388,959	CarMax, Inc.(a)	29,848,714
1,500,078	Knowles Corporation(a)	26,866,397
138,485	Madison Square Garden Sports Corporation(a)	25,180,727
613,648	BorgWarner, Inc.	21,999,281
1,067,324	Manchester United plc(a)	21,752,063
608,087	Gentex Corporation	19,860,121
575,139	Madison Square Garden Entertainment Corporation(a)	18,283,669
70,094	Vail Resorts, Inc.	14,962,966
979,777	Paramount Global	14,490,902
177,850	Sphere Entertainment Company(a)	6,039,786
		265,126,520
	Consumer Staples—4.39%
871,388	Walgreens Boots Alliance, Inc.	22,751,941
213,313	Molson Coors Brewing Company	13,056,889
88,704	J.M. Smucker Company	11,210,411
		47,019,241
	Energy—3.88%
1,303,428	Core Laboratories, Inc.	23,018,538
915,295	NOV, Inc.	18,562,183
		41,580,721
	Financials—26.06%
529,560	Northern Trust Corporation	44,684,273
109,328	Goldman Sachs Group, Inc.	42,175,463
564,999	The Charles Schwab Corporation	38,871,931
727,114	Carlyle Group, Inc.	29,586,269
332,357	KKR & Company, Inc.	27,535,777
314,208	Aflac, Inc.	25,922,160
712,454	Lazard, Ltd., Class A	24,793,399
364,366	First American Financial Corporation	23,479,745
258,159	BOK Financial Corporation	22,111,318
		279,160,335
	Health Care—10.84%
153,072	Charles River Laboratories International, Inc.(a)	36,186,221
152,707	Laboratory Corporation of America Holdings	34,708,774
959,409	Envista Holdings Corporation(a)	23,083,380
181,483	Zimmer Biomet Holdings, Inc.	22,086,481
		116,064,856
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—98.74%	Value ($)
	Industrials—21.70%
329,215	Stanley Black & Decker, Inc.	32,295,992
940,115	Axalta Coating Systems, Ltd.(a)	31,935,707
236,889	Generac Holdings, Inc.(a)	30,615,534
1,131,222	Kennametal, Inc.	29,174,215
145,750	Keysight Technologies, Inc.(a)	23,187,367
1,204,654	Resideo Technologies, Inc.(a)	22,671,588
380,230	nVent Electric plc	22,467,791
77,759	Littelfuse, Inc.	20,805,198
1,671,721	ADT, Inc.	11,401,137
27,321	Snap-on, Inc.	7,891,398
		232,445,927
	Real Estate—4.87%
310,611	CBRE Group, Inc., Class A(a)	28,914,778
122,926	Jones Lang LaSalle, Inc.(a)	23,217,034
		52,131,812
	Utilities—2.25%
487,075	Stericycle, Inc.(a)	24,139,437
	Total Common Stocks (Cost $729,351,337)	1,057,668,849

Number of Shares	Short-Term Investments—1.08%	Value ($)
11,578,750	Northern Institutional Treasury Portfolio, 5.22%(c)	11,578,750
	Total Short-Term Investments (Cost $11,578,750)	11,578,750

	Total Investments—99.82% (Cost $740,930,087)	1,069,247,599
	Other Assets less Liabilities—0.18%	1,952,980
	Net Assets—100.00%	1,071,200,579
Ariel Focus Fund

Number of Shares	Common Stocks—96.84%	Value ($)
	Basic Materials—7.18%
70,819	Mosaic Company	2,530,363
130,161	Barrick Gold Corporation	2,354,612
		4,884,975
	Consumer Discretionary—15.24%
75,231	PHINIA, Inc.	2,278,747
60,281	BorgWarner, Inc.	2,161,074
33,843	Boyd Gaming Corporation	2,118,910
11,404	Madison Square Garden Sports Corporation(a)	2,073,589
49,327	Madison Square Garden Entertainment Corporation(a)	1,568,105
24,164	Leslie’s, Inc.(a)	166,973
		10,367,398
	Energy—8.82%
97,865	APA Corporation	3,511,396
16,673	Chevron Corporation	2,486,945
		5,998,341
	Financials—24.84%
11,454	Goldman Sachs Group, Inc.	4,418,610
41,536	BOK Financial Corporation	3,557,558
92,757	Bank of America Corporation	3,123,128
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—96.84%	Value ($)
	Financials—24.84%
27,724	Northern Trust Corporation	2,339,351
30,858	First American Financial Corporation	1,988,490
17,735	KKR & Company, Inc.	1,469,345
		16,896,482
	Health Care—8.75%
10,111	Laboratory Corporation of America Holdings	2,298,129
12,632	Johnson & Johnson	1,979,940
94,461	ZimVie, Inc.(a)	1,676,683
		5,954,752
	Industrials—27.22%
15,203	Snap-on, Inc.	4,391,235
31,687	Mohawk Industries, Inc.(a)	3,279,605
7,019	Lockheed Martin Corporation	3,181,292
161,278	Resideo Technologies, Inc.(a)	3,035,252
190,996	Western Union Company	2,276,672
9,124	Generac Holdings, Inc.(a)	1,179,186
4,307	Zebra Technologies Corporation(a)	1,177,232
		18,520,474
	Technology—4.79%
30,936	Oracle Corporation	3,261,582
	Total Common Stocks (Cost $52,639,848)	65,884,004

Number of Shares	Short-Term Investments—3.40%	Value ($)
2,313,978	Northern Institutional Treasury Portfolio, 5.22%(c)	2,313,978
	Total Short-Term Investments (Cost $2,313,978)	2,313,978

	Total Investments—100.24% (Cost $54,953,826)	68,197,982
	Other Assets less Liabilities—(0.24)%	(163,659)
	Net Assets—100.00%	68,034,323
Ariel International Fund

Number of Shares	Common Stocks—99.08%	Value ($)
	Belgium—4.03%
215,777	KBC Group NV	13,987,517
	Brazil—0.59%
185,932	Telefonica Brasil SA ADR	2,034,096
	China—1.53%
34,291	Baidu, Inc. ADR(a)	4,083,715
708,353	TravelSky Technology, Ltd.	1,224,661
		5,308,376
	Denmark—5.19%
674,018	Danske Bank A/S	18,006,553
	Finland—1.01%
1,043,124	Nokia Corporation	3,514,551
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—99.08%	Value ($)
	France—16.04%
305,440	BNP Paribas SA	21,104,753
161,571	Sanofi	16,010,160
442,177	Michelin (CGDE)	15,845,067
13,436	Thales SA	1,986,836
4,176	Safran SA	735,126
		55,681,942
	Germany—8.13%
365,616	Fresenius Medical Care AG & Company KGaA	15,321,483
40,362	Deutsche Boerse AG	8,309,998
11,103	Muenchener Rueckver AG	4,597,660
		28,229,141
	Hong Kong—4.31%
1,811,000	CLP Holdings, Ltd.	14,947,679
	Hungary—0.41%
50,838	Wizz Air Holdings plc(a)	1,432,743
	Italy—4.82%
2,236,171	Snam SpA	11,491,431
916,304	Italgas SpA	5,239,849
		16,731,280
	Japan—16.96%
556,400	Bridgestone Corporation	23,045,220
1,213,600	Subaru Corporation	22,257,940
99,900	Secom Company, Ltd.	7,194,926
78,600	Nintendo Company, Ltd.	4,102,251
105,200	Mabuchi Motor Company, Ltd.	1,745,126
29,800	Ono Pharmaceutical Company, Ltd.	531,750
		58,877,213
	Mexico—1.11%
76,714	Grupo Financiero Banorte S.A.B. de C.V. ADR	3,851,810
	Netherlands—2.65%
319,908	Koninklijke Ahold Delhaize NV	9,187,521
	Singapore—0.21%
97,900	Singapore Exchange, Ltd.	729,196
	South Korea—4.48%
137,202	Samsung Electronics Company, Ltd.	8,327,728
172,760	KB Financial Group, Inc.	7,207,858
		15,535,586
	Spain—4.07%
547,589	Endesa SA	11,159,271
322,922	Tecnicas Reunidas SA(a)	2,976,689
		14,135,960
	Switzerland—1.70%
20,305	Roche Holding AG	5,902,827
	Taiwan—1.22%
40,588	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	4,221,152
	United Kingdom—10.63%
721,074	GSK plc	13,329,036
4,476,422	Direct Line Insurance Group plc(a)	10,381,834
240,623	Admiral Group plc	8,232,100
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—99.08%	Value ($)
	United Kingdom—10.63% (continued)
37,821	Reckitt Benckiser Group plc	2,612,903
1,816,896	Vodafone Group plc	1,587,786
88,387	St. James's Place plc	770,161
		36,913,820
	United States—9.99%
143,259	Check Point Software Technologies, Ltd.(a)	21,888,543
117,962	Philip Morris International, Inc.	11,097,865
163,800	Venture Corporation, Ltd.	1,689,197
		34,675,605
	Total Common Stocks (Cost $296,845,768)	343,904,568

Number of Shares	Short-Term Investments—0.39%	Value ($)
1,338,432	Northern Institutional Treasury Portfolio, 5.22%(c)	1,338,432
	Total Short-Term Investments (Cost $1,338,432)	1,338,432

	Total Investments—99.47% (Cost $298,184,200)	345,243,000
	Foreign Currency, Other Assets less Liabilities—0.53%	1,844,334
	Net Assets—100.00%	347,087,334
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
01/05/2024	UBS	USD	6,105,474	AUD	8,918,986	$26,556
01/05/2024	UBS	AUD	8,937,788	EUR	5,408,057	120,222
01/05/2024	UBS	CHF	3,442,623	EUR	3,609,460	109,996
01/05/2024	UBS	NOK	11,725,040	EUR	1,021,694	26,064
01/05/2024	UBS	SEK	12,261,102	EUR	1,063,802	41,278
01/05/2024	UBS	AUD	52,142,531	USD	33,566,233	1,972,580
01/05/2024	UBS	CNY	32,762,760	USD	4,498,442	101,072
01/05/2024	UBS	GBP	15,964,041	USD	19,602,086	747,087
01/05/2024	UBS	NOK	32,568,044	USD	3,019,205	186,775
01/05/2024	UBS	SEK	125,518,373	USD	11,586,224	861,243
01/05/2024	UBS	SGD	1,061,191	USD	781,040	23,250
Subtotal UBS						4,216,123
01/05/2024	Northern Trust	USD	4,886,956	SGD	6,445,695	1,684
01/05/2024	Northern Trust	SEK	28,369,116	USD	2,619,767	193,555
01/05/2024	Northern Trust	SGD	7,607,197	USD	5,599,518	166,071
Subtotal Northern Trust						361,310
01/05/2024	JPMorgan	JPY	1,351,067,219	CNY	66,915,731	195,628
01/05/2024	JPMorgan	JPY	1,545,390,702	EUR	9,903,756	33,519
01/05/2024	JPMorgan	JPY	5,553,823,808	USD	37,878,648	1,542,188
Subtotal JPMorgan						1,771,335
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$6,348,768
Open Forward Currency Contracts with Unrealized Depreciation
01/04/2024	UBS	USD	505,015	JPY	71,167,614	(48)
01/05/2024	UBS	USD	7,468,010	AUD	11,751,208	(541,267)
01/05/2024	UBS	USD	11,711,289	CNY	85,089,540	(234,301)
01/05/2024	UBS	USD	15,868,081	GBP	12,494,926	(59,053)
01/05/2024	UBS	USD	3,734,005	GBP	3,058,847	(165,071)
01/05/2024	UBS	USD	497,867	NOK	5,436,957	(37,344)
01/05/2024	UBS	USD	2,521,338	NOK	26,766,070	(113,499)
01/05/2024	UBS	USD	11,586,224	SEK	119,503,698	(264,777)
01/05/2024	UBS	USD	781,040	SGD	1,065,026	(26,156)
01/05/2024	UBS	CNY	38,282,939	USD	5,382,675	(8,192)
Subtotal UBS						(1,449,708)
01/05/2024	Northern Trust	USD	2,619,767	SEK	28,534,371	(209,943)
01/05/2024	Northern Trust	USD	712,562	SGD	971,596	(23,823)
Subtotal Northern Trust						(233,766)
01/05/2024	JPMorgan	USD	31,080,770	EUR	29,211,799	(1,174,544)
01/05/2024	JPMorgan	CNY	6,691,573	JPY	133,122,889	(5,482)
01/05/2024	JPMorgan	CNY	60,035,513	JPY	1,194,227,625	(48,290)
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel International Fund (Continued)

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
01/05/2024	JPMorgan	USD	3,907,296	JPY	555,164,870	$(33,244)
01/05/2024	JPMorgan	USD	14,936,021	JPY	2,205,209,702	(716,476)
Subtotal JPMorgan						(1,978,036)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(3,661,510)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$2,687,258
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—99.37%	Value ($)
	Belgium—1.93%
19,943	KBC Group NV	1,292,784
	Brazil—1.29%
49,283	Telefonica Brasil SA	541,352
36,374	BB Seguridade Participacoes SA	252,626
18,527	TIM SA	68,229
		862,207
	China—4.14%
20,368	Baidu, Inc. ADR(a)	2,425,625
199,831	TravelSky Technology, Ltd.	345,485
		2,771,110
	Denmark—1.20%
29,997	Danske Bank A/S	801,377
	Finland—0.15%
30,562	Nokia Corporation	102,971
	France—9.18%
71,599	Michelin (CGDE)	2,565,694
30,916	BNP Paribas SA	2,136,179
14,525	Sanofi	1,439,290
		6,141,163
	Germany—3.23%
29,381	Fresenius Medical Care AG & Company KGaA	1,231,239
3,828	Deutsche Boerse AG	788,134
335	Muenchener Rueckver AG	138,721
		2,158,094
	Hong Kong—1.66%
134,500	CLP Holdings, Ltd.	1,110,140
	Hungary—0.40%
9,460	Wizz Air Holdings plc(a)	266,607
	Italy—1.86%
204,329	Snam SpA	1,050,024
33,916	Italgas SpA	193,947
		1,243,971
	Japan—7.44%
58,400	Bridgestone Corporation	2,418,837
122,900	Subaru Corporation	2,254,038
4,200	Secom Company, Ltd.	302,489
		4,975,364
	Mexico—1.48%
98,735	Grupo Financiero Banorte S.A.B. de C.V.	992,874
	Netherlands—0.84%
19,658	Koninklijke Ahold Delhaize NV	564,563
	Peru—1.33%
5,949	Credicorp, Ltd.	891,934
	South Korea—4.64%
23,268	Samsung Electronics Company, Ltd.	1,412,294
29,008	KB Financial Group, Inc.	1,210,266
7,159	KT&G Corporation	482,289
		3,104,849
	Spain—2.84%
93,169	Endesa SA	1,898,683
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—99.37%	Value ($)
	Switzerland—2.33%
4,449	Roche Holding AG	1,293,360
2,301	Nestle SA	266,774
		1,560,134
	Taiwan—2.71%
72,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,391,180
67,000	Catcher Technology Company, Ltd.	423,519
		1,814,699
	United Kingdom—6.75%
114,167	GSK plc	2,110,374
402,314	Direct Line Insurance Group plc(a)	933,057
26,276	Admiral Group plc	898,944
5,736	Reckitt Benckiser Group plc	396,278
201,112	Vodafone Group plc	175,752
		4,514,405
	United States—43.97%
25,056	Check Point Software Technologies, Ltd.(a)	3,828,306
9,327	Microsoft Corporation	3,507,325
82,499	Verizon Communications, Inc.	3,110,212
34,673	NetApp, Inc.	3,056,772
26,988	DaVita, Inc.(a)	2,827,263
51,305	Intel Corporation	2,578,076
31,035	Gilead Sciences, Inc.	2,514,145
40,691	Bristol-Myers Squibb Company	2,087,855
43,807	Truist Financial Corporation	1,617,354
17,498	Amdocs, Ltd.	1,537,899
12,273	Philip Morris International, Inc.	1,154,644
66,149	CNH Industrial NV	805,695
29,339	Equity Commonwealth	563,309
5,473	U.S. Bancorp	236,871
		29,425,726
	Total Common Stocks (Cost $52,600,485)	66,493,655

Number of Shares	Short-Term Investments—0.63%	Value ($)
420,633	Northern Institutional Treasury Portfolio, 5.22%(c)	420,633
	Total Short-Term Investments (Cost $420,633)	420,633

	Total Investments—100.00% (Cost $53,021,118)	66,914,288
	Foreign Currency, Other Assets less Liabilities—0.00%	2,658
	Net Assets—100.00%	66,916,946
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2023 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
01/05/2024	UBS	CHF	415,325	AUD	713,289	$7,934
01/05/2024	UBS	CNY	1,194,663	USD	164,031	3,686
Subtotal UBS						11,620
01/05/2024	Northern Trust	SEK	2,459,950	GBP	185,007	8,123
01/05/2024	Northern Trust	GBP	185,007	SEK	2,351,272	2,654
01/05/2024	Northern Trust	CHF	1,203,156	USD	1,404,183	27,152
Subtotal Northern Trust						37,929
01/05/2024	JPMorgan	CHF	633,548	AUD	1,088,143	12,054
01/05/2024	JPMorgan	CHF	1,100,384	CAD	1,693,901	30,611
01/05/2024	JPMorgan	CHF	220,809	CAD	336,473	8,735
01/05/2024	JPMorgan	SEK	2,377,803	EUR	206,335	7,971
01/05/2024	JPMorgan	GBP	1,050,701	USD	1,338,180	1,136
Subtotal JPMorgan						60,507
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$110,056
Open Forward Currency Contracts with Unrealized Depreciation
01/05/2024	UBS	AUD	719,638	CHF	415,325	(3,607)
01/05/2024	UBS	USD	552,897	CHF	495,720	(36,837)
01/05/2024	UBS	USD	1,291,789	CNY	9,385,624	(25,844)
Subtotal UBS						(66,288)
01/05/2024	Northern Trust	USD	1,342,540	CHF	1,203,156	(88,795)
Subtotal Northern Trust						(88,795)
01/05/2024	JPMorgan	CHF	147,206	AUD	259,381	(1,663)
01/05/2024	JPMorgan	AUD	1,351,224	CHF	780,754	(7,870)
01/05/2024	JPMorgan	CAD	2,600,917	CHF	1,718,761	(81,699)
01/05/2024	JPMorgan	USD	10,126,114	EUR	9,517,204	(382,666)
01/05/2024	JPMorgan	USD	4,861,823	GBP	3,957,176	(182,342)
01/05/2024	JPMorgan	USD	950,534	JPY	139,387,396	(38,833)
Subtotal JPMorgan						(695,073)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(850,156)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(740,100)

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of December 31, 2023.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2023 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2023.
Securities valuation—Securities for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. If a closing price is not reported, a security shall be valued using: (i) the closing price on another exchange on which the security traded (if such price is made available by the Fund’s pricing agent) or (ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available for any security, a fair value of such security will be determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such prices are provided by approved pricing vendors or other independent pricing sources.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of December 31, 2023 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,744,434,731	$1,069,247,599	$68,197,982
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,744,434,731	$1,069,247,599	$68,197,982
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2023 (Unaudited)
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$11,807,848	$—	$—	$11,807,848
Consumer Discretionary	62,372,888	—	—	62,372,888
Consumer Staples	22,898,289	—	—	22,898,289
Energy	2,976,689	—	—	2,976,689
Financials	89,971,582	7,207,858	—	97,179,440
Health Care	51,095,256	—	—	51,095,256
Industrials	13,094,757	—	—	13,094,757
Information Technology	31,313,443	8,327,728	—	39,641,171
Utilities	42,838,230	—	—	42,838,230
Total Common Stocks	$328,368,982	$15,535,586	$—	$343,904,568
Short-Term Investments	1,338,432	—	—	1,338,432
Total Investments	$329,707,414	$15,535,586	$—	$345,243,000
Other Financial Instruments
Forward Currency Contracts^	$—	$2,687,258	$—	$2,687,258

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$5,711,589	$609,581	$—	$6,321,170
Consumer Discretionary	7,584,054	—	—	7,584,054
Consumer Staples	2,382,259	482,289	—	2,864,548
Financials	10,728,229	1,462,892	—	12,191,121
Health Care	13,503,526	—	—	13,503,526
Industrials	1,374,791	—	—	1,374,791
Information Technology	16,426,048	1,412,294	—	17,838,342
Real Estate	563,309	—	—	563,309
Utilities	4,252,794	—	—	4,252,794
Total Common Stocks	$62,526,599	$3,967,056	$—	$66,493,655
Short-Term Investments	420,633	—	—	420,633
Total Investments	$62,947,232	$3,967,056	$—	$66,914,288
Other Financial Instruments
Forward Currency Contracts^	$—	$(740,100)	$—	$(740,100)

*	As of December 31, 2023, the Level 2 investments held were securities subject to fair valuation due to market holidays and forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as
Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error versus their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2023 (Unaudited)
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act.  The following transactions were made during the period ended December 31, 2023 in securities of a company deemed to be an affiliated company of the Funds as of December 31, 2023:
Security name	Shares Held December 31, 2023	Market Value September 30, 2023	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value December 31, 2023	Dividend Income
Ariel Fund
Common Stocks - 5.40%
Consumer Discretionary - 3.51%
Leslie's, Inc.(a)	13,921,537	$64,894,736	$11,855,841	$—	$—	$19,447,244	$96,197,821	$—
Energy - 1.89%
Core Laboratories, Inc.	2,928,175	70,305,482	—	—	—	(18,593,912)	51,711,570	29,282
Total Common Stocks		$135,200,218	$11,855,841	$—	$—	$853,332	$147,909,391	$29,282
(a)Non-income producing.
SLOW AND STEADY WINS THE RACE